As filed with the Securities and Exchange Commission on March 3, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

City National Rochdale High Yield Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its investable assets in the Offshore Fund, a Cayman
Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn invests substantially all of its investable assets in City
National City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the
Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets.

As of December 31, 2013 the Fund owned 57.68% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2013 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Investment Funds: 1
High Yield/Credit:
Canyon Value Realization Fund, LP - Series L	12.8%	$3,000,000	$4,042,730	Annually	100
GoldenTree Partners LP	12.7	2,774,133	4,011,426	Quarterly	90
GoldenTree Partners LP 2	2.0	395,686	641,737	**	**
	27.5	6,169,819	8,695,893

Structured Credit:
Great Lakes III, LP	18.0	5,462,750	5,690,313	Quarterly	90
Midway Market Neutral Fund LLC	11.8	3,500,000	3,751,386	Monthly	90
Premium Point Mortgage Credit Fund, LP	14.7	4,500,000	4,666,618	Quarterly	90
	44.5	13,462,750	14,108,317

Global Macro Strategy:
CamCap Resources, LP 2	0.0	17,257	8,340	**	**
Caxton Global Investments (USA) LLC 2	0.1	16,194	25,851	**	**
	0.1	33,451	34,191

Event/Multi-Strategy:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S 2	0.2	152,638	78,279	**	**
Brencourt SP Fund, LP 2	0.4	107,621	121,046	**	**
Keswick Onshore Trust 2	0.0	18,795	11,483	**	**
King Street Capital LP 2	0.1	10,908	21,990	**	**
Polygon Recovery Fund, LP	0.5	338,598	168,242	*	*
Stark Select Asset Fund LLC 2	0.2	63,540	62,890	**	**
	1.4	692,100	463,930
Total Long-Term Investment Funds:	73.5	20,358,120	23,302,331

Total Investments	73.5%	$20,358,120	$23,302,331

1 All investments are non-income producing.
2 Remaining value represents side pocket interests.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for the Polygon Recovery Fund, LP, a portfolio comprised of an exchange listed but thinly traded security and several private equity holdings.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S, Brencourt Multi Strategy, LP, GoldenTree Partners LP,
Keswick Onshore Trust, King Street Capital LP, Stark Select Asset Fund LLC, CamCap Resources, LP, and Caxton Global Investments (USA) LLC. These investments are long-term and illiquid.

The investments in Hedge Funds shown above, representing 73.50% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2013 (Unaudited), Continued

High Yield / Credit. The credit strategy involves investing in the securities of companies that are non-investment grade, high yield and or distressed. Often, a corporate event results in the re-pricing of these securities, which may lead to profits. A non-investment grade bond generally has a Standard & Poor's rating of lower than BBB- or a Moody's rating lower than Baa3.
In the event of a corporate event such as bankruptcy or default, bonds that rank higher in the capital structure of the issuers, such as first lien bank loan or a senior secured bond have priority over other bonds deemed junior in ranking in the capital structure. The distressed and high-yield sub-strategy involves investing in the securities (bank loans and bonds) of companies experiencing financial or operational difficulties or otherwise having below investment grade credit ratings. These securities may trade at substantial discounts to par value, because, in part, certain classes of investors who cannot hold non-investment grade, high yield or distressed bonds are forced to sell at discounted prices.
Profits are made based on two kinds of mispricings: (1) fundamental or intrinsic value, and (2) relative value between comparable securities. Hedge Fund Managers may also take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention to offer better risk adjusted returns than being outright long or short the market.

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset.
Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Global Macro Strategy. Global macro strategies primarily utilize a combination of top down fundamental macroeconomic and technical analysis to take long, short and relative value positions across a wide variety of capital markets, including but not limited to fixed income, foreign exchange, equities and commodities though the use of cash instruments, futures, forwards, options or swaps. Managers within the global macro strategy can be further sub-categorized as Fundamental/Opportunistic, Systematic/short-term trading, or Commodity-Focused. Fundamental/Opportunistic strategies will primarily rely on a discretionary top-down macroeconomic approach to identify long, short and relative value investment opportunities across multiple markets and investment timeframes. Systematic/short-term trading strategies utilize proprietary computer-based models and algorithmic trading strategies to seek toprofit from long, short and relative value investment opportunities also across multiple markets and investment timeframes. Commodity trading strategies are primarily focused on trading the global agricultural, metal and energy markets through the buying and selling of commodity futures, options, swaps or commodity-related equities while primarily utilizing a microeconomic analysis of the underlying supply and demand conditions for each commodity market.

Event/Multi Strategy. This strategy is generally a compilation of various investment strategies including, but not limited to, corporate credit, event equity, special situations, relative value, volatility, convertible bonds, structured credit, quantitative arbitrage, etc. A fundamental aspect of the investment funds is the fact that there is flexibility to pursue a range of investment strategies and invest in an unlimited range of financial securities. The investment managers have the discretion to allocate capital among the various strategies in their respective portfolios based on where they perceive the best opportunities are while still maintaining diversification. Typically, the investment made within each investment strategy is predicated on fundamental bottoms up analysis of a particular security, arbitrage related, and/or catalyst driven.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2013 (Unaudited), Continued

Summary of Fair Value Exposure

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the quarter.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Investments are carried at fair value. The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments. NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within
Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

City National Rochdale Investment Management, LLC (the “Manager”, "Adviser" or “ City National Rochdale”) is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds
(“Hedge Funds" or "Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Sub-Adviser in accordance with accounting principles generally accepted in the
United States of America (“GAAP”). The Master Fund uses the NAV as reported by the Hedge Fund Managers, as a practical expedient, to determine the fair value of all the investments in
Investment Funds which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the
Hedge Fund Managers. Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

The Sub-Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers. The Sub-Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company.

Various inputs are used in determining the value of the Master Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following alternative and temporary investments were measured at fair value as of December 31, 2013 using the NAV as a Practical Expedient:

	Level 1	Level 2	Level 3	Total
Hedge Funds
High Yield/Credit	$-	$-	$8,695,893	$8,695,893
Structured Credit	-	-	14,108,317	14,108,317
Global Macro Strategy			34,191	34,191
Event/Multi-Strategy	-	-	463,930	463,930

Total Investments in Hedge Funds	-	-	23,302,331	23,302,331

Short-Term Investment
Money Market Fund	-	-	-	-

Total Investments	$-	$-	$23,302,331	$23,302,331

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting quarter, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the quarter ended December 31, 2013:

Alternative Investments
Balance, March 31, 2013	$9,190,155
Total Realized Gains/(Losses)	531,733
Change in Unrealized Gains/Losses	985,514
Purchases	16,925,434
Sales	(4,330,505)
Balance, December 31, 2013	$23,302,331

Net unrealized gains relating to Level 3 alternative investments still held at December 31, 2013 are $3,205,805.  Net unrealized losses relating to Level 3 alternative investments still held at December 31, 2013 are $261,594.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                           Garrett R. D’Alessandro, President

Date  February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                           Garrett R. D’Alessandro, President

Date  February 24, 2014

By (Signature and Title) /s/ William O’Donnell
                                           William O’Donnell, Treasurer

Date  February 24, 2014